DEFINED CONTRIBUTION PENSION (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
DEFINED CONTRIBUTION PENSION
Amounts owed to the pension scheme	$ 0	$ 0	$ 0